Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(j)	(k)	(j)	(k)
							Value of Initial Fixed $100 Investment Based on: (4)
Year (1)	Summary Compensation Table Total for Current PEO ($)(2)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($000s)	Adjusted ROE (%)(6)
2024	$3,602,216	N/A	$4,998,453	N/A	$1,429,453	$1,820,377	$72.60	$152.77	$31,442	7.9%
2023	$2,750,297	N/A	$1,740,613	N/A	$1,452,785	$1,037,819	$51.49	$114.50	$-29,689	-3.8%
2022	$1,551,845	$1,739,780	$1,562,931	$1,468,766	$825,850	$838,313	$68.01	$107.88	$15,031	3.0%
2021	N/A	$2,387,206	N/A	$2,678,683	$865,170	$802,746	$56.44	$118.13	$80,594	7.2%
2020	N/A	$2,118,816	N/A	$686,264	$1,075,628	$475,102	$59.76	$100.89	$-112,706	-13.4%

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	The Principal Executive Officer (“PEO”) and named executive officers for the applicable years were as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2024	Kevin J. Leidwinger		Julie A. Stephenson; Eric J. Martin; Sarah E. Madsen; and Steven Hernandez
2023	Kevin J. Leidwinger		Julie A. Stephenson; Eric J. Martin; Robert F. Cataldo; and Micah Woolstenhulme
2022	Kevin J. Leidwinger	Randy A. Ramlo	Eric J. Martin; Robert F. Cataldo; Jeremy J. Bahl; Micah Woolstenhulme; Randy L. Patten; and Michael T. Wilkins
2021		Randy A. Ramlo	Michael T. Wilkins; Randy L. Patten; Robert F. Cataldo; Micah Woolstenhulme; and Dawn M. Jaffray
2020		Randy A. Ramlo	Michael T. Wilkins; Dawn M. Jaffray; Robert F. Cataldo; and Neal R. Scharmer
(2)Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs Leidwinger and Ramlo and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than the PEOs for such years.
	(3)To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leidwinger and Ramlo and for the average of the other named executive officers is set forth following the footnotes of this table.
Peer Group Issuers, Footnote	The TSR Peer Group consists of Standard & Poor’s 600 Property and Casualty Index. This is the same industry index used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders.
Adjustment To PEO Compensation, Footnote

	2020		2021		2022			2023		2024
Adjustments	Former PEO	Average non-PEO NEOs	Former PEO	Average non-PEO NEOs	Former PEO	Current PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	$-570,904	$-316,962	$-856,025	$-282,058	$-297,179	$-919,152	$-296,673	$-1,500,009	$-604,516	$-1,561,248	$-517,447
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (b)	$244,579	$150,389	$678,624	$221,278	$52,121	$758,427	$232,501	$853,662	$325,097	$2,605,123	$796,916
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (c)	$—	$—	$—	$—	$—	$171,811	$32,232	$—	$62,291	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (d)	$-815,303	$-248,518	$60,113	$12,296	$102,827	$—	$33,568	$-326,705	$-180,706	$246,918	$97,360
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (e)	$-63,206	$-21,734	$379,673	$82,599	$303,084	$—	$40,726	$-42,231	$111	$111,921	$13,671

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End (f)	$—	$—	$-76,166	$-112,552	$-521,131	$—	$-49,924	$—	$-3,439	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$74,600	$16,632	$98,373	$19,217	$64,267	$—	$6,439	$5,600	$4,217	$9,333	$3,159
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY(g)	$-323,233	$-224,026	$-4,867	$-33,855	$—	$—	$—	$—	$-25,286	$-15,810	$-10,288
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(h)	$20,915	$43,693	$11,752	$30,651	$24,998	$—	$13,594	$—	$7,265	$—	$7,553
TOTAL ADJUSTMENTS	$-1,432,552	$-600,526	$291,477	$-62,424	$-271,013	$11,086	$12,463	$-1,009,684	$-414,966	$1,396,237	$390,924
a.Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
b.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
c.Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
d.Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
e.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
f.Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
g.Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
h.Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
i.See footnote 1 above for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 1,429,453	$ 1,452,785	$ 825,850	$ 865,170	$ 1,075,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,820,377	1,037,819	838,313	802,746	475,102
Adjustment to Non-PEO NEO Compensation Footnote

	2020		2021		2022			2023		2024
Adjustments	Former PEO	Average non-PEO NEOs	Former PEO	Average non-PEO NEOs	Former PEO	Current PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	$-570,904	$-316,962	$-856,025	$-282,058	$-297,179	$-919,152	$-296,673	$-1,500,009	$-604,516	$-1,561,248	$-517,447
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (b)	$244,579	$150,389	$678,624	$221,278	$52,121	$758,427	$232,501	$853,662	$325,097	$2,605,123	$796,916
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date (c)	$—	$—	$—	$—	$—	$171,811	$32,232	$—	$62,291	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (d)	$-815,303	$-248,518	$60,113	$12,296	$102,827	$—	$33,568	$-326,705	$-180,706	$246,918	$97,360
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (e)	$-63,206	$-21,734	$379,673	$82,599	$303,084	$—	$40,726	$-42,231	$111	$111,921	$13,671

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End (f)	$—	$—	$-76,166	$-112,552	$-521,131	$—	$-49,924	$—	$-3,439	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$74,600	$16,632	$98,373	$19,217	$64,267	$—	$6,439	$5,600	$4,217	$9,333	$3,159
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY(g)	$-323,233	$-224,026	$-4,867	$-33,855	$—	$—	$—	$—	$-25,286	$-15,810	$-10,288
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(h)	$20,915	$43,693	$11,752	$30,651	$24,998	$—	$13,594	$—	$7,265	$—	$7,553
TOTAL ADJUSTMENTS	$-1,432,552	$-600,526	$291,477	$-62,424	$-271,013	$11,086	$12,463	$-1,009,684	$-414,966	$1,396,237	$390,924
a.Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
b.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
c.Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
d.Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
e.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
f.Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
g.Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
h.Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
i.See footnote 1 above for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 72.60	51.49	68.01	56.44	59.76
Peer Group Total Shareholder Return Amount	152.77	114.50	107.88	118.13	100.89
Net Income (Loss)	$ 31,442,000	$ (29,689,000)	$ 15,031,000	$ 80,594,000	$ (112,706,000)
Company Selected Measure Amount	0.079	(0.038)	0.030	0.072	(0.134)
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Return on Equity
Non-GAAP Measure Description	As noted in the CD&A for 2024 the Compensation Committee determined that Adjusted ROE continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the 2024 AIP and 2024 PSUs. Adjusted ROE is our return-on-equity, calculated in accordance with GAAP, excluding the impact of market value changes on investments.

Measure:: 2
Pay vs Performance Disclosure
Name	Written Premium Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Core Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Net Adjusted Loss Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting Expense Ratio.
Kevin J. Leidwinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,602,216	$ 2,750,297	$ 1,551,845
PEO Actually Paid Compensation Amount	$ 4,998,453	$ 1,740,613	$ 1,562,931
PEO Name	Kevin J. Leidwinger	Kevin J. Leidwinger	Kevin J. Leidwinger
Randy A. Ramlo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,739,780	$ 2,387,206	$ 2,118,816
PEO Actually Paid Compensation Amount			$ 1,468,766	$ 2,678,683	$ 686,264
PEO Name			Randy A. Ramlo	Randy A. Ramlo	Randy A. Ramlo
PEO | Kevin J. Leidwinger [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,396,237	$ (1,009,684)	$ 11,086
PEO | Kevin J. Leidwinger [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,810)	0	0
PEO | Kevin J. Leidwinger [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Kevin J. Leidwinger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,561,248)	(1,500,009)	(919,152)
PEO | Kevin J. Leidwinger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,605,123	853,662	758,427
PEO | Kevin J. Leidwinger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,918	(326,705)	0
PEO | Kevin J. Leidwinger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	171,811
PEO | Kevin J. Leidwinger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,921	(42,231)	0
PEO | Kevin J. Leidwinger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Kevin J. Leidwinger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,333	5,600	0
PEO | Kevin J. Leidwinger [Member] | Change In Fair Value Of Options And SARs Modified During Fiscal Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Randy A. Ramlo [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(271,013)	$ 291,477	$ (1,432,552)
PEO | Randy A. Ramlo [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(4,867)	(323,233)
PEO | Randy A. Ramlo [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,998	11,752	20,915
PEO | Randy A. Ramlo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(297,179)	(856,025)	(570,904)
PEO | Randy A. Ramlo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,121	678,624	244,579
PEO | Randy A. Ramlo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,827	60,113	(815,303)
PEO | Randy A. Ramlo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Randy A. Ramlo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			303,084	379,673	(63,206)
PEO | Randy A. Ramlo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(521,131)	(76,166)	0
PEO | Randy A. Ramlo [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			64,267	98,373	74,600
PEO | Randy A. Ramlo [Member] | Change In Fair Value Of Options And SARs Modified During Fiscal Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	390,924	(414,966)	12,463	(62,424)	(600,526)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,288)	(25,286)	0	(33,855)	(224,026)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,553	7,265	13,594	30,651	43,693
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(517,447)	(604,516)	(296,673)	(282,058)	(316,962)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	796,916	325,097	232,501	221,278	150,389
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,360	(180,706)	33,568	12,296	(248,518)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	62,291	32,232	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,671	111	40,726	82,599	(21,734)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,439)	(49,924)	(112,552)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,159	4,217	6,439	19,217	16,632
Non-PEO NEO | Change In Fair Value Of Options And SARs Modified During Fiscal Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0